SUPPLEMENT DATED MARCH 30, 2015
to

PROSPECTUSES DATED MAY 1, 2006
FOR COLUMBIA ALL-STAR NY, COLUMBIA ALL-STAR EXTRA NY, AND
COLUMBIA ALL-STAR FREEDOM NY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT C

On March 19, 2015, shareholders approved the reorganization of the MFS® Investors Growth Stock Series into the MFS® Massachusetts Investors Growth Stock Portfolio after the close of business on March 27, 2015.

MFS® Investors Growth Stock Series is no longer available for investment and all references to the fund are hereby deleted from the prospectus.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

All Star NY 3/2015